PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details) - Renewable Power	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)
Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	64.00%	64.00%	64.00%	64.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 61
Estimates of Future Electricity Prices (weighted average)	$ 90
Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	79.00%	79.00%	79.00%	79.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$			R$ 310
Estimates of Future Electricity Prices (weighted average) | R$			R$ 309
Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	49.00%	49.00%	49.00%	49.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)		$ 310
Estimates of Future Electricity Prices (weighted average)		$ 494
Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	95.00%	95.00%	95.00%	95.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 91
Estimates of Future Electricity Prices (weighted average) | €				€ 94
Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	25.00%	25.00%	25.00%	25.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 65
Estimates of Future Electricity Prices (weighted average)	$ 104
Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	36.00%	36.00%	36.00%	36.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$			R$ 393
Estimates of Future Electricity Prices (weighted average) | R$			R$ 430
Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	4.00%	4.00%	4.00%	4.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)		$ 398
Estimates of Future Electricity Prices (weighted average)		$ 684
Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	45.00%	45.00%	45.00%	45.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 93
Estimates of Future Electricity Prices (weighted average) | €				€ 86